Long-term Investment Securities	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Long-term Investment Securities
10.	Long-term Investment Securities
Details of long-term investment securities as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	Category	December 31, 2023		December 31, 2022
Equity instruments	FVOCI(*)	~~W~~	1,398,734	1,189,597
	FVTPL		8	44,440

			1,398,742	1,234,037
Debt instruments	FVTPL		280,642	176,699

			280,642	176,699

		~~W~~	1,679,384	1,410,736

(*)
The Group designated investments in equity instruments that are not held for trading as financial assets at FVOCI, and the amounts of
 those equity instruments as of December 31, 2023 and 2022 are
~~W~~
1,398,734 million and
~~W~~
1,189,597 million, respectively.